LEASES AS LESSEE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases As Lessee
Operating lease right-of-use assets	$ 3,574,775	$ 1,242,524
Operating lease liabilities – current	726,152	423,214
Operating lease liabilities – non-current	2,876,209	755,395
Total operating lease liabilities	$ 3,602,361	$ 1,178,609
Weighted discount rate for the operating lease	3.55%	3.72%	5.00%
Weighted average remaining lease term	100 months	36 months	45 months